Cover	Nov. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	001-43511
Entity Registrant Name	SPACCircle Acquisition Corp.
Entity Central Index Key	0002131303
Entity Tax Identification Number	98-1937776
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8795 Folsom Blvd
Entity Address, City or Town	Sacramento
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95826
City Area Code	916
Local Phone Number	806-7146
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, one redeemable warrant and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, one redeemable warrant and one right
Trading Symbol	SCQCU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SCQC
Security Exchange Name	NASDAQ
Warrants, exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	SCQCW
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-half (1/2) of one Class A ordinary share
Title of 12(b) Security	Rights, each entitling the holder to receive one-half (1/2) of one Class A ordinary share
Trading Symbol	SCQCR
Security Exchange Name	NASDAQ